Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment

(in thousands of USD)	Vessels	Vessels under construction	Right-of-use assets	Other tangible assets	Prepayments	Total PPE
At January 1, 2023
Cost	5,014,747	228,429	66,785	5,159	—	5,315,120
Depreciation & impairment losses	(1,956,815)	—	(45,292)	(4,397)	—	(2,006,504)
Net carrying amount	3,057,932	228,429	21,493	762	—	3,308,616

Acquisitions	295,568	41,627	31,557	372	1,031	370,155
Disposals and cancellations	(815,733)	—	(2,087)	—	—	(817,820)
Depreciation charges	(200,896)	—	(18,040)	(492)	—	(219,428)
Transfer to assets held for sale (Note 3)	(870,844)	—	—	—	(1,031)	(871,875)
Transfers	163,543	(163,543)	—	—	—	—
Translation differences	—	—	13	2	—	15
Balance at December 31, 2023	1,629,570	106,513	32,936	644	—	1,769,663

At January 1, 2024
Cost	3,265,939	106,513	56,240	4,717	—	3,433,409
Depreciation & impairment losses	(1,636,369)	—	(23,304)	(4,073)	—	(1,663,746)
Net carrying amount	1,629,570	106,513	32,936	644	—	1,769,663

Acquisitions	155,215	959,692	332	2,292	2,729	1,120,260
Acquisitions through business combinations	425,564	477,565	1,431	22,219	670	927,449
Disposals and cancellations	(183,374)	—	(30,162)	—	(595)	(214,131)
Depreciation charges	(158,110)	—	(1,413)	(3,625)	—	(163,148)
Transfer to assets held for sale (Note 3)	(165,583)	—	—	—	—	(165,583)
Disposals through sale of subsidiary	—	—	(1,184)	(137)	—	(1,321)
Transfers	914,788	(914,788)	—	1,075	(1,075)	—
Translation differences	(586)	(577)	(30)	(840)	(72)	(2,105)
Balance at December 31, 2024	2,617,484	628,405	1,910	21,628	1,657	3,271,084

At January 1, 2025
Cost	4,020,942	628,405	5,212	30,098	1,657	4,686,314
Depreciation & impairment losses	(1,403,458)	—	(3,302)	(8,470)	—	(1,415,230)
Net carrying amount	2,617,484	628,405	1,910	21,628	1,657	3,271,084

Acquisitions	107,088	961,941	2,539	3,242	499	1,075,309
Acquisitions through business combinations (Note 25)	3,472,061	—	210,751	—	—	3,682,812
Disposals and cancellations	(194,897)	—	—	(700)	—	(195,597)
Depreciation charges	(371,267)	—	(9,247)	(4,170)	—	(384,684)
Transfer to assets held for sale (Note 3)	(361,865)	—	—	—	—	(361,865)
Impairments	—	—	(4,567)	—	—	(4,567)
Transfers	1,051,454	(854,759)	(196,695)	1,260	(1,260)	—
Translation differences	3,715	2,711	156	2,721	179	9,482
Balance at December 31, 2025	6,323,773	738,298	4,847	23,981	1,075	7,091,974

At December 31, 2025
Cost	7,757,790	738,298	10,038	37,105	1,075	8,544,306
Depreciation & impairment losses	(1,434,017)	—	(5,191)	(13,124)	—	(1,452,332)
Net carrying amount	6,323,773	738,298	4,847	23,981	1,075	7,091,974
During 2024, one VLCC and four Suezmax vessels have been dry-docked. The cost of planned repairs and maintenance is capitalized and included under the heading Acquisitions.

On January 22, 2024, the Company exercised the repurchase option for VLCC Newton (2009 - 307,284 dwt) that was under a bareboat contract for an aggregate amount of $30 million. The vessel was previously accounted for as a right-of-use asset.

During 2024, the Company took delivery of three Suezmax vessels (Bristol, Orion and Helios), seven super-eco Newcastlemax vessels (Mineral France, Mineral Deutschland, Mineral Italia, Mineral Danmark, Mineral Eire, Mineral Hellas and Mineral Espana), four chemical tankers (Bochem Casablanca, Bochem Shanghai, Bochem New Orleans and Bochem Brisbane), three container vessels (CMA CGM Baikal, CMA CGM Dolomites and CMA CGM Etosha) of which one has been sold in the second quarter (CMA CGM Baikal), and one CTV (Windcat 57).

During 2025, four VLCCs, one Suezmax vessel and 19 dry bulk vessels have been dry-docked. The cost of planned repairs and maintenance is capitalized and included under the heading Acquisitions.

During 2025, the Company took delivery of eight super-eco Newcastlemax vessels (Mineral Portugal, Mineral Osterreich, Mineral Suomi, Mineral Sverige, Mineral Polska, Mineral Cesko, Mineral Slovensko and Mineral Slovenija), two CSOVs (Windcat Rotterdam and Windcat Amsterdam), one chemical tanker (Bochem Santos), one VLCC (Atrebates) and 2 CTVs (Hydrocat 60 and Windcat 58).

The Group had forty-one vessels under construction at December 31, 2025 for an aggregate amount of $738.3 million (2024: forty-one vessels under construction). The amounts presented within "vessels under construction" relate to four eco-type VLCCs and two eco-type Suezmaxes, two dual-fuel bitumen tankers, ten Newcastlemax bulk carriers, seven chemical tankers, four CSOVs (Commissioning Service Operations Vessels), two coaster vessel of 5,000 dwt, one 1,400 TEU ammonia-powered container vessel and nine CTVs (Crew Transfer Vessel). The Group capitalizes borrowing costs related to the financing of the newbuild vessels as reported under vessels under construction (see Note 1.11.2). As per December 31, 2025, the total amount that was capitalized was $16.6 million (2024: $23.7 million) in actual borrowing costs at an average interest rate of 6%.

The transfers of right-of-use assets in 2025 relate to the SFL vessels (see Note 20), for which the purchase option was exercised. Upon delivery, these vessels were transferred to the owned vessels.

Disposal of assets – Gains/losses

(in thousands of USD)	Sale price	Book Value	Gain	Loss

Cap Charles - Sale	40,523	18,459	22,064	—
Nautica - Sale	53,900	26,847	27,053	—
Alex - Sale	86,397	62,214	24,182	—
Ardeche - Sale	90,410	58,345	32,065	—
Drenec - Sale	86,327	56,279	30,048	—
Heron - Sale	89,130	58,243	30,887	—
Arafura - Sale	87,077	56,673	30,404	—
Amundsen - Sale	90,670	60,007	30,663	—
Diodorus - Sale	113,100	83,911	29,189	—
Dickens - Sale	113,397	83,534	29,863	—
Dalis - Sale	107,930	84,395	23,535	—
Cassius - Sale	123,500	91,635	31,865	—
Clovis - Sale	124,277	93,651	30,625	—

For the twelve months period ended December 31, 2023	1,206,636	834,192	372,444	—

	Sale price	Book Value	Gain	Loss
Andaman - Sale	86,976	56,636	30,341	—
Dominica - Sale	82,685	52,826	29,858	—
Hatteras - Sale	90,310	59,368	30,942	—
Derius - Sale	104,627	81,458	23,169	—
Alboran - Sale	86,418	56,362	30,056	—
Delos - Sale	112,888	83,611	29,277	—
Desirade - Sale	85,965	56,071	29,894	—
Alice - Sale	85,965	61,625	24,340	—
Aquitaine - Sale	90,268	58,657	31,610	—
Oceania - Sale	43,120	8,294	34,826	—
Doris - Sale	113,010	84,438	28,573	—
Aral - Sale	86,472	56,445	30,027	—
Anne - Sale	86,275	62,820	23,455	—
Camus - Sale	123,420	92,228	31,193	—
Noble - Sale	53,955	25,716	28,239	—
Nectar - Sale	53,955	23,873	30,082	—
Newton - Sale	53,955	33,285	20,670	—
CMA CGM Baikal - Sale	71,500	55,879	15,621	—
Sapphira - Sale	45,500	14,670	30,830	—
Statia - Sale	41,250	10,723	30,527	—
Selena - Sale	38,170	11,794	26,376	—
Cap Victor - Sale	38,990	15,593	23,397	—
Cap Felix - Sale	42,330	20,989	21,341	—
Corporate	2,000	1,625	375	—

For the twelve months period ended December 31, 2024	1,720,005	1,084,986	635,019	—

	Sale price	Book Value	Gain	Loss
Alsace - Sale	96,850	69,388	27,462	—
Cap Lara - Sale	33,213	14,437	18,776	—
Windcat 6 - Sale	267	50	217	—
Iris - Sale	99,990	42,856	57,134	—
Golden Ioanari - Sale	15,811	15,811	—	—
Golden Keen - Sale	16,848	16,649	199	—
Hakata - Sale	57,820	38,749	19,071	—
Hakone - Sale	55,615	35,405	20,210	—
Dalma - Sale	47,334	20,939	26,395	—
Sofia - Sale	40,120	19,693	20,426	—
Battersea - Sale	24,071	21,664	2,407	—
Golden Zhoushan - Sale	21,879	21,879	—	—
Sale hydrogen applications	847	575	272	—
Sale other industrial applications	12	16	—	(4)

For the twelve moths period ended December 31, 2025	510,677	318,112	192,568	(4)

On March 15, 2024, the Company sold the N-class vessels Noble, Nectar and Newton for a net sale price after commission of $161.9 million. The vessels have all been delivered during the second quarter of 2024 and the net gain of $79.0 million on the transaction was recognized in the consolidated statement of profit or loss.

On November 19, 2021, the Company agreed to sell the container vessel CMA CGM Baikal for a net sale price of $71.5 million. The vessel has been delivered to her new owners in the second quarter of 2024 and a net gain of $15.6 million has been booked in the consolidated statement of profit or loss.

On September 25, 2024, the Company sold two Suezmax vessels, Sapphira (2008 - 150,205 dwt) and Statia (2006 - 150,205 dwt) for a net sale price of $45.5 million and $41.3 million respectively. The sale price generated a combined gain of $61.4 million and was recorded in the consolidated statement of profit or loss in the third quarter of 2024.

On December 2, 2024, the Company agreed to sell three Suezmax vessels Selena (2007 - 150,205 dwt), Cap Victor (2007 - 158,853 dwt) and Cap Felix (2008 - 158,765 dwt) for a net sale price after commission of $38.2 million, $39.0 million and $42.3 million respectively. The sale price generated a combined gain of $71.1 million and was recorded in the consolidated statement of profit or loss in the fourth quarter of 2024.

On May 21, 2024, the Company sold the VLCC Alsace (2012 - 320,350 dwt) for $96.9 million. The vessel was accounted for as a non-current asset held for sale as at December 31, 2024. The VLCC has successfully been delivered to its new owner during the first quarter of 2025 generating a gain of $27.5 million.

On December 31, 2024, the Company sold the Suezmax Cap Lara (2007 - 158,826 dwt) for $33.2 million. The vessel was accounted for as a non-current asset held for sale as at December 31, 2024, and had a carrying value of $14.4 million. The vessel was delivered to her new owner on March 10, 2025, generating a net gain of $18.8 million and was recorded in the consolidated statement of profit or loss in the first quarter of 2025.

The Windcat 6 has also been sold, after 18 years of service. The sale generated a gain of $0.2 million. The vessel was delivered to its new owner on March 13, 2025.

On March 14, 2025, the Company sold the VLCC Iris (2012 - 314,000 dwt) for a net sale price after commission of $100.0 million. The vessel was delivered during the second quarter of 2025 and the net gain of $57.1 million on the transaction was recognized in the consolidated statement of profit or loss.

On June 25, 2025, the vessel Golden Ioanari was successfully delivered to her new owners. The sale was completed on March 21, 2025. The vessel had a carrying amount equal to the agreed sale price. As a result, no gain or loss was recognized on the transaction.

On April 3, 2025, the Company sold the vessel Golden Keen for a net sale price of $16.8 million. The vessel was delivered on June 2, 2025, and a gain of $0.2 million was recognized in the consolidated statement of profit or loss.

On April 16, 2025, the Company sold VLCCs Hakata (2010, 302,550 dwt) & Hakone (2010, 302,624 dwt) for a net sale price of $57.8 million and $55.6 million respectively. The vessels were delivered to their new owners in the third quarter of 2025, generating a total gain of $39.3 million in the third quarter of 2025.

On September 19, 2025, the Company has sold the capesize Battersea (2009, 169,390 dwt) for a net sale price of $$24.1 million. The vessel was delivered to her new owners on October 24, 2025, generating a gain of $2.4 million.

On September 26, 2025, the Company sold the VLCC Dalma (2007 - 306,543 dwt) for a net sale price of $47.3 million. The vessel was delivered to her new owners on December 15, 2025 generating a gain of $26.4 million.

On August 25, 2025, the Company sold the Suezmax vessel Sofia (2010 - 165,000 dwt) for a net sale price of $40.1 million. The vessel was delivered to her new owners on October 30, 2025, generating a gain of $20.4 million.

Capesize Golden Zhoushan (2011 - 175,834) was delivered to its new owner during the fourth quarter of 2025, no gain was recorded following the sale of the vessel.
Impairment

Based on the impairment indicator analysis conducted for the year ending December 31, 2025, the Group has not identified any impairment triggers within its Marine division that require further impairment testing. Both internal and external impairment indicators, including asset performance, market valuations, and macroeconomic conditions, have been thoroughly assessed. The review is supported by independent broker valuations which indicate that the fair market value of the fleet exceeds its carrying value. The same analysis was conducted for the year ending December 31, 2024 and for the year ending December 31, 2023.

However, it was noted that the Golden Zhoushan (2011 - 175,834 dwt) was sold pursuant to a Memorandum of Agreement signed on July 3, 2025, for a net sale price of $21.9 million, resulting in a loss of $4.6 million which was recorded as an impairment charge in the consolidated statement of profit or loss as per June 30, 2025.

Accordingly, as of the reporting date, no additional impairment adjustments are required for the Group’s assets within the Marine division. The Management Board, under supervision of the Supervisory Board, will continue to evaluate potential impairment risks on an ongoing basis, ensuring timely responses to any significant changes in market conditions or operational performance.

Security

All vessels financed with bank loans are subject to a mortgage to secure bank loans (see Note 17).
Capital commitment
As at December 31, 2025 the Group's total capital commitments amount to $1.6 billion (December 31, 2024: $2.4 billion capital commitments). These capital commitments can be detailed as follows:

(in thousands of USD)	Total	2026	2027	2028	2029
Commitments in respect of:
Tankers	441,186	373,866	67,320	—	—
Dry bulk vessels	525,887	515,754	10,133	—	—
Container vessels	37,670	37,670	—	—	—
Chemical tankers	377,100	102,750	34,100	159,650	80,600
Offshore Wind Vessels	253,804	148,857	95,136	9,811	—
Other	11,799	11,799	—	—	—
Total	1,647,446	1,190,696	206,689	169,461	80,600

The current newbuilding program of the Group comprises the following:
–4 eco-type VLCCs,
–2 eco-type Suezmaxes,
–10 Newcastlemax bulk carriers,
–7 chemical tankers,
–Offshore wind vessels are related to 4 CSOVs (Commissioning Service Operation Vessel), 1 MPASV (Multi Purpose Accommodation Support Vessel) and 3 CTVs (Crew Transfer Vessels),
–2 coasters of 5,000 dwt (included under drybulk vessels),
–1 ammonia-powered container vessel with a capacity of 1,400 TEU,
–2 dual-fuel bitumen tankers (included under chemical tankers),
–The other items are related to a multi purpose harbour vessel and other hydrogen applications.